Collaboration Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaboration revenue
Collaboration revenue	$ 4,348	$ 35,533	$ 10,026
Zai Lab
Collaboration revenue
Collaboration revenue	4,348	5,533	4,238
AbbVie
Collaboration revenue
Collaboration revenue	0	30,000	0
Other
Collaboration revenue
Collaboration revenue	$ 0	$ 0	$ 5,788